Convertible Preferred Stock Warrants - Fair Value of Convertible Preferred Stock Warrant Liability (Detail) - $ / shares		12 Months Ended
	Nov. 18, 2014	Dec. 31, 2013
IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected dividend yield	0.00%
Stock Price	$ 4
Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected dividend yield		0.00%
Minimum [Member] | IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	61.00%
Expected Term (years)	4 years 6 months
Risk-free rate	1.50%
Exercise Price	$ 4.87
Minimum [Member] | Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		38.00%
Expected Term (years)		9 months
Risk-free rate		0.12%
Maximum [Member] | IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	71.20%
Expected Term (years)	7 years 6 months
Risk-free rate	2.09%
Exercise Price	$ 21.60
Maximum [Member] | Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		47.00%
Expected Term (years)		2 years
Risk-free rate		0.38%